Supplemental Cash Flow Information - Details of Income Taxes Paid (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income taxes paid (refund) [abstract]
Operating activities - continuing operations	$ (8)	$ 9	$ (43)	$ (19)
Operating activities - discontinued operations	(25)	(20)	(52)	(54)
Investing activities - discontinued operations		17		17
Total income taxes (paid) received	$ (33)	$ 6	$ (95)	$ (56)